BANK BORROWINGS AND OTHER BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF BANK AND OTHER BORROWINGS

		June 30, 2026	December 31, 2025
		USD	USD

(a)	Bank borrowings (Note (i))
	Bank overdrafts - variable rate	$1,474,292	$1,371,598
	Bank borrowings - fixed rate	2,053,673	2,121,080
	Bank borrowings - variable rate	-	2,130,248
		3,527,965	5,622,926

	Secured bank borrowings (Note (ii))	3,527,965	5,622,926
	Unsecured bank borrowings	-	-
	Total	3,527,965	5,622,926

	The carrying amounts of the above borrowings are repayable:
	Within one year	3,527,965	5,622,926
	Total	3,527,965	5,622,926

	Less: Amounts due within one year shown under current liabilities:	(3,527,965)	(5,622,926)
	Amounts shown under non-current liabilities:	-	-

(b)	Other borrowings (Note (iii))
	Unsecured other borrowings - fixed rate	489,850	356,431
	Total	489,850	356,431

Note:

(i)	Bank borrowings carry a weighted average effective interest rate at 4% (2025: 4%).
(ii)	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our former shareholders.
(iii)	Included in other borrowings, a principal amount of USD489,850 (2025: USD356,431) was unsecured, interest bearing at 3.6% to 8.0% p.a. (2025: interest free or interest bearing at 3.6% p.a). USD77,152 were repayable between one to two years, all remaining balances were repayable within one year after the end of the reporting period.